Net Loss Attributable to Common Stockholders per Share (FY) - Summary of Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net loss					$ (60,822)	$ (70,515)
Less: change in fair value of derivative liability					(2,070)	(1,621)
Plus: interest expense on converted term loan					776	493
Adjusted net loss					$ (62,116)	$ (71,643)
Denominator
Weighted-average common stock outstanding, basic (in Shares)	48,597,534	44,981,746	48,597,177	44,904,880	46,018,888	43,332,088
Dilutive effect of common stock issuable from assumed conversion of convertible term loan (in Shares)					791,364	527,576
Weighted-average common stock outstanding, diluted (in Shares)	48,597,534	44,981,746	48,597,177	44,904,880	46,810,252	43,859,664
Net loss per share
Net loss per common share, basic (in Dollars per share)	$ 0.08	$ (0.4)	$ (0.2)	$ (0.8)	$ (1.32)	$ (1.63)
Net loss per common share, diluted (in Dollars per share)	$ 0.08	$ (0.4)	$ (0.2)	$ (0.8)	$ (1.33)	$ (1.63)